UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary

American Income Fund, Inc.

800 Nicollet Mall, BC-MN-H04N

Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: June 30

Date of reporting period: June 30, 2014

Item 1:	Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05642

Reporting Period: 07/01/2013 – 06/30/2014

American Income Fund Inc./VA

=========================== American Income Fund, Inc. ===========================

BANK OF AMERICA CORPORATION

Ticker:	BAC	Security ID: 060505583
Meeting Date:	MAY 07, 2014	Meeting Type: Annual
Record Date:	MAR 12, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor

1.1	Elect Director Sharon L. Allen	For	For	Management

1.2	Elect Director Susan S. Bies	For	For	Management

1.3	Elect Director Jack O. Bovender, Jr.	For	For	Management

1.4	Elect Director Frank P. Bramble, Sr.	For	For	Management

1.5	Elect Director Pierre J. P. de Weck	For	For	Management

1.6	Elect Director Arnold W. Donald	For	For	Management

1.7	Elect Director Charles K. Gifford	For	For	Management

1.8	Elect Director Charles O. Holliday, Jr.	For	For	Management

1.9	Elect Director Linda P. Hudson	For	For	Management

1.10	Elect Director Monica C. Lozano	For	For	Management

1.11	Elect Director Thomas J. May	For	For	Management

1.12	Elect Director Brian T. Moynihan	For	For	Management

1.13	Elect Director Lionel L. Nowell, III	For	For	Management

1.14	Elect Director Clayton S. Rose	For	For	Management

1.15	Elect Director R. David Yost	For	For	Management

2	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For	Management

3	Ratify Auditors	For	For	Management

4	Amend Certificate of Designations for Series T Preferred Stock	For	For	Management

5	Provide for Cumulative Voting	Against	For	Shareholder

6	Adopt Proxy Access Right	Against	Against	Shareholder

7	Report on Climate Change Financing Risk	Against	For	Shareholder

8	Report on Lobbying Payments and Policy	Against	For	Shareholder

BLACKROCK CREDIT ALLOCATION INCOME TRUST

Ticker:	BTZ	Security ID: 092508100
Meeting Date:	JUL 30, 2013	Meeting Type: Annual
Record Date:	JUN 03, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor

1.1	Elect Director Richard E. Cavanagh	For	For	Management

1.2	Elect Director Kathleen F. Feldstein	For	For	Management

1.3	Elect Director Henry Gabbay	For	For	Management

1.4	Elect Director Jerrold B. Harris	For	For	Management

PIONEER FLOATING RATE TRUST

Ticker:	PHD	Security ID: 72369J102
Meeting Date:	SEP 24, 2013	Meeting Type: Annual
Record Date:	JUL 15, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor

1	Elect Director Daniel K. Kingsbury	For	For	Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	August 15, 2014

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